STATEMENT OF INVESTMENTS
 International Equity Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
China - 1.7%
Alibaba Group Holding, ADR	1,077	[a]	180,107
Tencent Holdings	6,840		290,287
			470,394
Denmark - 1.5%
Chr. Hansen Holding	5,047		428,503
France - 10.1%
AXA	14,507		370,806
Bureau Veritas	11,617		280,125
L'Oreal	1,854		519,506
Thales	5,216		600,319
Total	5,661		294,711
Valeo	7,285		236,634
Vivendi	20,265		556,524
			2,858,625
Germany - 10.3%
Bayer	6,079		428,611
Deutsche Post	13,576		453,469
Deutsche Wohnen	5,060		184,774
Hella Gmbh & Co.	3,930		175,701
Infineon Technologies	12,803		230,147
LEG Immobilien	4,682		535,945
SAP	7,867		924,879
			2,933,526
Hong Kong - 2.8%
AIA Group	84,800		795,692
Ireland - .4%
AIB Group	40,236		119,705
Japan - 23.9%
Ebara	10,700		287,261
FANUC	1,600		303,520
Japan Airlines	5,536		164,542
Japan Tobacco	11,600		254,190
M3	14,600		353,532
Pan Pacific International Holdings	30,800		514,269
Recruit Holdings	19,505		596,163
Seven & i Holdings	11,800		452,823
Sony	11,800		693,374
Sugi Holdings	7,800		423,262
Suntory Beverage & Food	8,600		367,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Japan - 23.9% (continued)
Suzuki Motor	15,300		649,906
TechnoPro Holdings	14,000		830,036
Topcon	26,000		347,843
Toyota Industries	4,800		277,051
Yokogawa Electric	15,300		280,100
			6,795,691
Netherlands - 6.2%
Royal Dutch Shell, Cl. B	34,257		1,006,370
Wolters Kluwer	10,236		747,603
			1,753,973
Norway - 2.1%
DNB	19,115		337,479
Mowi	10,940		252,396
			589,875
South Korea - 1.3%
Samsung SDI	1,919	[a]	357,935
Sweden - 1.1%
Swedbank, Cl. A	22,238		320,379
Switzerland - 12.1%
ABB	12,503		245,575
Alcon	4,577	[a]	267,124
Credit Suisse Group	25,301		310,644
Novartis	8,210		712,754
Roche Holding	3,719		1,084,554
Zurich Insurance Group	2,120		811,229
			3,431,880
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing, ADR	10,282		477,907
United Kingdom - 21.1%
Anglo American	9,106		209,779
Associated British Foods	9,725		275,332
Barclays	338,691		625,919
Diageo	15,874		649,567
Ferguson	5,692		415,860
GlaxoSmithKline	53,342		1,141,817
Informa	33,495		350,815
Prudential	15,718		285,454
RELX	32,200		765,976
Royal Bank of Scotland Group	109,576		279,969
St. James's Place	16,345		196,779
Unilever	13,151		790,218
			5,987,485
Total Common Stocks (cost $26,601,237)			27,321,570

	1-Day Yield (%)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $922,244)	1.89	922,244	[b]	922,244
Total Investments (cost $27,523,481)		99.6%		28,243,814
Cash and Receivables (Net)		.4%		121,962
Net Assets		100.0%		28,365,776

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
 International Equity Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	658,014	26,663,556††	−	27,321,570
Investment Companies	922,244	−	−	922,244
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	19,125	−	19,125
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	(9,908)	−	(9,908)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 International Equity Portfolio

September 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities
United States Dollar	3,602	Hong Kong Dollar	28,238	10/2/19	(1)
RBS Securities
Japanese Yen	7,237,463	United States Dollar	67,077	10/1/19	(137)
British Pound	627,000	United States Dollar	781,222	10/16/19	(9,765)
United States Dollar	1,347,950	British Pound	1,080,000	10/16/19	19,125
Norwegian Krone	29,842	United States Dollar	3,285	10/1/19	(5)
Gross Unrealized Appreciation					19,125
Gross Unrealized Depreciation					(9,908)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service

NOTES

by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2019, accumulated net unrealized appreciation on investments was $720,333, consisting of $3,330,841 gross unrealized appreciation and $2,610,508 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.